Risk Report - Credit Risk Management - Focus Areas - Stress-tested Non-recourse CRE Portfolio Stagewise (Detail) - Gross Carrying Amount - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Line Items]
Total	[1]	€ 30,532	€ 31,210
Stage 1	[1]	19,535	21,568
Stage 2	[1]	7,888	6,889
Stage 3	[1]	€ 3,109	€ 2,753
Thereof Stress tested Non Recourse CRE Portfolio by Geography in percent [Abstract]
North America	[1]	54.00%	56.00%
Western Europe (including Germany)	[1],[2]	39.00%	36.00%
Asia Pacific	[1]	7.00%	7.00%
Stress tested Non Recourse CRE Portfolio by Segment in percent [Abstract]
thereof offices	[1]	42.00%	42.00%
North America	[1]	24.00%	23.00%
Western Europe (including Germany)	[1],[3]	16.00%	17.00%
Asia Pacific	[1]	2.00%	2.00%
thereof residential	[1]	13.00%	14.00%
thereof hospitality	[1]	9.00%	10.00%
thereof retail	[1]	9.00%	9.00%
Weighted average LTV across business units [Abstract]
Investment Bank	[1]	66.00%	66.00%
Corporate Bank	[1]	55.00%	53.00%
Other Businesses	[1]	68.00%	68.00%
Stresstested Nonrecourse CRE Portfolio Provision For Credit Losses [Abstract]
Provision for credit losses	[4]	€ 302	€ 388
Thereof North America		€ 251	€ 298

[1]	Loans at amortized cost
[2]	Germany accounts for ca 8% as of June 30, 2024 and ca 7% as of December 31, 2023 of the total stress-tested CRE portfolio
[3]	Office loans in Germany account for 4% of total office loans in the stress-tested CRE portfolio
[4]	Provision for Credit Losses do not include country risk provisions